Fair Value Measurement (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Dividends recorded as interest expense		$ 2,000,000
Amount of series B preferred stock dividends paid	$ 17,000
5% accrued dividend		25,000
Series B Preferred Stock [Member]
Dividends recorded as interest expense	42,000
Amount of series B preferred stock dividends paid	$ 17,000
5% accrued dividend		$ 25,000